Business and Organization (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 63,278	$ 64,518	$ 54,620
Cash	$ 35,717	$ 34,350	$ 28,583